Organization and Basis of Presentation (Details Narrative) - USD ($)										3 Months Ended		9 Months Ended	12 Months Ended
	May 11, 2022	Oct. 08, 2021	Feb. 01, 2021	Dec. 19, 2019	Dec. 17, 2019	Jan. 30, 2019	Jan. 07, 2019	May 09, 2017	Apr. 25, 2017	May 31, 2022	May 31, 2021	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued in connection with reverse merger transaction										$ 1,704,000	$ 430,837		$ 430,837
Reverse stock split			the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share.									the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. At May 31, 2022 and August 31, 2021, there were 30,659,073 and 26,610,144 common shares issued and outstanding, respectively.	the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued in connection with reverse merger transaction								$ 6,904						$ 6,904
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares of common stock, shares	225,000
Joint Venture Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split		The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares of common stock, shares					800,000
Turbine Truck Engines, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation													Nov. 27, 2000
NHL [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares of common stock, shares									16,779,741
Percentage of common stock issued and outstanding									85.00%
Kainai [Member] | Joint Venture Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares of common stock, shares						1,200,000
Percentage joint venture description							Pursuant to the terms of the Joint Venture Agreement, as assigned to us, the parties will work in a joint venture relationship (“JV”) with the Company providing the finance, development and operation of the project, including sales, and Kainai providing the land and approvals for the development of the projects. Pursuant to the terms of the Joint Venture Agreement, (i) the Company has an 80% controlling interest and Kainai has a 20% interest in the JV; and (ii) the Company has sole discretion to identify the name and entity under which the JV will operate. The legal entity in which the JV will operate has not yet been identified or formed. The JV operations will primarily involve the production – including processing, packaging and sales of natural supplements derived from hemp derived cannabis oils. The joint venture will distribute to the Company and Kainai all net proceeds after debt and principal servicing and repayment allocation, as well as operating capital allotment, on a ratio equal to 80% to the Company and 20% to Kainai.
Intangible asset, useful life amortized over term							50 years
Number of restricted shares of common stock						$ 21,600,000
Novo Earth Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Controlling interest percentage				70.00%